Supplemental Information - Supplemental Information of Balance Sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 4,235	$ 5,163	$ 4,615	$ 5,567
Restricted cash	749	978
Trade receivables	833	1,054
Financing receivables	20,126	21,472	23,238
Inventories, net	7,220	7,008
Property, plant and equipment, net	6,443	6,865
Investments in unconsolidated subsidiaries and affiliates	574	605
Equipment under operating leases	1,712	1,518
Goodwill	2,466	2,484
Other intangible assets, net	807	850
Deferred tax assets	1,564	1,747
Derivative assets	179	205
Other assets	2,022	1,964
TOTAL ASSETS	48,930	51,913
LIABILITIES AND EQUITY
Debt	27,340	29,594
Trade payables	5,944	5,982
Deferred tax liabilities	468	452
Pension, postretirement and other postemployment benefits	2,511	2,614
Derivative liabilities	164	235
Other liabilities	7,647	8,059
Total liabilities	44,074	46,936
Equity	4,838	4,961	5,144	4,955
Redeemable noncontrolling interest	18	16
TOTAL EQUITY AND LIABILITIES	48,930	51,913
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	3,109	4,122	3,699	4,010
Restricted cash	22	1
Trade receivables	813	1,025
Financing receivables	2,746	4,767
Inventories, net	7,019	6,845
Property, plant and equipment, net	6,441	6,862
Investments in unconsolidated subsidiaries and affiliates	3,018	3,063
Equipment under operating leases	12	20
Goodwill	2,312	2,324
Other intangible assets, net	788	828
Deferred tax assets	1,359	1,508
Derivative assets	174	198
Other assets	1,744	1,502
TOTAL ASSETS	29,557	33,065
LIABILITIES AND EQUITY
Debt	8,844	11,520
Trade payables	5,815	5,850
Deferred tax liabilities	182	202
Pension, postretirement and other postemployment benefits	2,483	2,594
Derivative liabilities	154	221
Other liabilities	7,223	7,701
Total liabilities	24,701	28,088
Equity	4,838	4,961
Redeemable noncontrolling interest	18	16
TOTAL EQUITY AND LIABILITIES	29,557	33,065
Financial services [Member]
ASSETS
Cash and cash equivalents	1,126	1,041	$ 916	$ 1,557
Restricted cash	727	977
Trade receivables	49	92
Financing receivables	20,883	22,717
Inventories, net	201	163
Property, plant and equipment, net	2	3
Investments in unconsolidated subsidiaries and affiliates	128	136
Equipment under operating leases	1,700	1,498
Goodwill	154	160
Other intangible assets, net	19	22
Deferred tax assets	205	239
Derivative assets	6	9
Other assets	501	781
TOTAL ASSETS	25,701	27,838
LIABILITIES AND EQUITY
Debt	21,999	24,086
Trade payables	176	197
Deferred tax liabilities	286	250
Pension, postretirement and other postemployment benefits	28	20
Derivative liabilities	11	16
Other liabilities	629	675
Total liabilities	23,129	25,244
Equity	2,572	2,594
TOTAL EQUITY AND LIABILITIES	$ 25,701	$ 27,838